Cash and Investments Held in Trust Account (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Cash and Investments Held in Trust Account [Abstract]
Assets held in the trust account	$ 18,213,005	$ 55,495,253	$ 60,156,291